Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Digital Mining Segment
The Company generates its digital mining revenue from one mining pool operator. The Company’s revenue from digital mining is generated in the United States.
For the three and six months ended June 30, 2022 and 2021, the Company had one supplier of mining equipment.
Service and Product Segment
Service and product had the following customers that represented more than 10% of revenue.

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Customer A	18.9%	15.7%	20.1%	15.0%
Customer B	14.3%	11.6%	13.0%	10.5%
The Company’s revenue from service and product is generated primarily in the United States.
Service and product had the following receivable’s that represented more than 10% of accounts receivable.

	June 30, 2022	December 31, 2021
Customer A	23.1%	26.3%
Customer B	15.4%	25.5%
Customer C	16.3%	—%
Customer D	13.7%	19.6%
Customer E	—%	10.6%